Income Taxes - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Net income (loss) before taxes	$ (3,393,000)	$ 8,295,000
Statutory tax rate, percentage	27.00%	27.00%
Expected income tax (recovery)	$ (916,000)	$ 2,240,000
Impact of inflationary adjustments	(5,393,000)	0
Non-deductible expenses arising from thin-capitalization	4,181,000	0
Differences in foreign statutory tax rates	975,000	(1,411,000)
Permanent differences	895,000	1,608,000
Change in unrecognized deductible temporary differences and other	1,289,000	2,383,000
Withholding taxes	244,000	167,000
Foreign exchange	(35,000)	(41,000)
Total	$ 1,240,000	$ 4,946,000